Notes to the Consolidated Statement of Cash Flows as Restated	12 Months Ended
Dec. 31, 2021
Disclosure Of Notes To Consolidated Statement Of Cash Flows [Abstract]
Notes to the Consolidated Statement of Cash Flows as Restated

30. NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS (AS RESTATED)

(a) Major non-cash transactions

For the year ended December 31, 2021, the Group had non-cash additions to interest-bearing loans and borrowings of US$119.7 million which was received through the deduction of other payables to a collaborator.

For the year ended December 31, 2021, the Group had non-cash fair value loss of US$6.2 million of warrant liability.

For the year ended December 31, 2021, the Group had non-cash prepayment of US$1.5 million in exchange of research and development service from Nanjing Probio Biotech Co., Ltd. and Jiangsu GenScript Probio Biotech Co., Ltd.

For the years ended December 31, 2021, 2020 and 2019, the Group had non-cash additions to right-of-use assets of US$0.7 million, US$0.5 million and US$2.2 million, and lease liabilities of US$0.7 million, US$0.5 million and US$2.2 million, in respect of lease arrangements for buildings, respectively.

For the years ended December 31, 2021, 2020 and 2019, the Group had non-cash additions to lease receivables of US$0.3 million, US$0.6 million and US$0.7 million, respectively, resulting from financial leases for the assets leased to the collaboration, and settled lease receivables of US$0.2 million, nil and US$0.7 million, respectively, through the deduction of other payable to the collaboration partner.

For the years ended December 31, 2021, 2020 and 2019, the Group had non-cash additions to other non-current assets included in the other payables and accruals for the assets leased from the collaboration partner of US$7.6 million, US$5.2 million and US$6.8 million, respectively, and had non-cash additions to property, plant and equipment included in other payables and accruals of US$6.7 million, US$8.6 million and US$2.2 million, respectively.

For the year ended December 31, 2020, the Group had non-cash additions to finance costs of US$1.5 million and other payable of US$1.5 million, in respect of expenses for convertible redeemable preferred shares.

For the year ended December 31, 2020, the Group had non-cash fair value loss of $80.0 million of convertible redeemable preferred shares.

For the year ended December 31, 2019, Genscript Biotech Corporation utilized the balance due from the Group to settle the balance due to Genscript USA Incorporated in the amount of US$4.4 million.

For the year ended December 31, 2019, Genscript Biotech Corporation and Genscript USA Incorporated utilized the outstanding balance due from the Group to settle part of the outstanding balance due to the Group of US$19.5 million and US$5.5 million, respectively.

(b) Changes in liabilities arising from financing activities

	Convertible redeemable preferred shares	Other payables to related parties	Lease liabilities
	US$’000	US$’000	US$’000
At January 1, 2021	—	—	3,373
Additions of lease liabilities	—	—	678
Changes from financing cash flows	—	—	(1,419)
Disposal	—	—	(68)
Interest expense	—	—	142
Interest paid classified as operating cash flows	—	—	(142)
Foreign exchange movement	—	—	(60)
At December 31, 2021	—	—	2,504
At January 1, 2020	—	4	6,085
Additions of lease liabilities	—	—	(437)
Changes from financing cash flows	160,450	(4)	(2,602)
Interest expense	—	—	195
Interest paid classified as operating cash flows	—	—	(195)
Fair value loss of the convertible redeemable preferred shares	79,984	—	—
Conversion to ordinary shares	(240,434)	—	—
Foreign exchange movement	—	—	327
At December 31, 2020	—	—	3,373
At January 1, 2019	—	4,688	4,317
Additions of lease liabilities	—	—	6,840
Changes from financing cash flows	—	19,722	(5,056)
Non-cash transaction (note 30(a))	—	(24,374)	—
Interest expense	—	—	199
Interest paid classified as operating cash flows	—	—	(199)
Foreign exchange movement	—	(32)	(16)
At December 31, 2019	—	4	6,085

(c) Total cash outflow for leases

The total cash outflow for leases included in the statement of cash flows is as follows:

	2021	2020	2019
	US$’000	US$’000	US$’000
Right-of-use assets
Within operating activities	142	195	199
Within financing activities	1,419	2,602	5,056
Short-term leases	182	69	272
	1,743	2,866	5,527